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QUARTERLY REPORT

REX-OSPREY™ XRP ETF

Consolidated Schedule of InvestmentsMay 31, 2026 (unaudited)

		Shares	Value
39.46%	EXCHANGE TRADED PRODUCTS
	CoinShares XRP ETP(A)	427,680	$20,622,730
	(Cost: $37,165,855)

		Quantity	Value
58.72%	CRYPTO CURRENCIES(B)
	XRP(A)	23,317,382	$30,691,970
	(Cost: $52,730,606)

		Shares	Value
0.14%	MONEY MARKET FUND
	First American Government Obligations Fund - Institutional Class 3.594%(C)	75,300	$75,300
	(Cost: $75,300)

98.32%	TOTAL INVESTMENTS		51,390,000
	(Cost: $89,971,761)

1.68%	Other assets, net of liabilities		875,521
100.00%	NET ASSETS		$52,265,521

(A)Non-income producing.

(B)All or a portion of these investments are holdings of the REX-OSPREY™ XRP ETF (Cayman) Portfolio S.P. subsidiary.

(C)Effective 7 day yield as of May 31, 2026.

(171.94%	)	REPURCHASE AGREEMENTS(D)

Broker	Interest Rate	Maturity Date	Cost	Value
Marex Prime Services	4.21%	6/3/26	$(89,864,775)	$(89,864,775)

(D)Repurchase agreements are agreements in which the Fund borrows cash from financial institutions, collateralized by various U.S. Treasury obligations. The Fund may enter into repurchase agreements with counterparties deemed to be creditworthy. The value of the collateral pledged will be at least equal to the amount of cash borrowed, plus any accrued interest.

QUARTERLY REPORT

REX-OSPREY™ XRP ETF

Consolidated Schedule of Investments - continuedMay 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets
Exchange Traded Products	$20,622,730	$—	$—	$20,622,730
Crypto Currencies	30,691,970	—	—	30,691,970
Money Market Fund	75,300	—	—	75,300
	$51,390,000	$—	$—	$51,390,000
Other Financial Instruments:
Repurchase Agreements	$—	$(89,864,775)	$—	$(89,864,775)

The cost of investments for Federal income tax purposes has been estimated as of May 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $106,986 and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(38,581,761)
Net unrealized depreciation	$(38,581,761)